OTHER OPERATING INCOME/(EXPENSES) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Incomeexpenses
Government grants/net present value of long-term fiscal incentives	R$ 1,573.2	R$ 1,289.3	R$ 853.2
Extemporaneous credits/(debits) (i)	218.0	1,013.9	1,219.0
(Additions)/reversals of provisions	(77.7)	(77.2)	(71.4)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	86.4	88.8	66.1
Other operating income/(expenses), net	229.0	199.1	57.2
Total	R$ 2,028.9	R$ 2,513.9	R$ 2,124.1